Commitments and contingencies (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Sales And Purchase Agreement [Member] | Third Party Vendor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire machinery equipment	$ 5,270